Share Capital	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Share Capital
10.
SHARE CAPITAL

As of June 30, 2026 and December 31, 2025, the authorized, issued and outstanding share capital of the Company was as follows:

	As of June 30, 2026			As of December 31, 2025
(in thousands)	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding
Ordinary Shares	1,329,120	324,039	318,867	1,329,120	323,079	317,907
Special Shares	156,000	127,771	127,771	156,000	127,771	127,771

As of June 30, 2026 and December 31, 2025, total issued shares were 451.8 million and 450.9 million, respectively, at $0.01 par value per share, for total share capital of $4.5 million.